Ordinary Shares	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Ordinary Shares

14.	Ordinary shares
On March 23, 2018, Canaan Inc. was incorporated as an exempted company with limited liability company with authorized share capital of US$50,000 divided into 500,000,000 shares with par value US$0.0001 each. In June 2018, the authorized share capital of US$50,000, which represented 500,000,000 issued shares, was subdivided into 1,000,000,000,000 shares of a par value of US$0.00000005 each.
In February 2019, the Company issued 222,222,222 ordinary shares to existing shareholders at a price of US$0.45 per share for a total cash consideration of US$100 million. Out of the 222,222,222 ordinary shares issued, 403,157 issued ordinary shares were contributed by the then existing shareholders to the Trust for future share awards (Note 1
5
).

On November 21, 2019, the Company completed its IPO and became listed on the Nasdaq Global Market by issuing 10,000,000 ADSs at the price of US$9.00 per ADS for total gross proceeds of US$90 million. Each ADS represents 15 Class A ordinary shares.
Upon the completion of the Company’s IPO, the Company’s authorized share capital was re-designated
into Class A ordinary shares and Class B ordinary shares, Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote
and each Class B ordinary share is entitled to
fifteen votes
. In addition, certain matters including those related to the change of control of the Company require an additional approval by the holders of a majority of Class A ordinary shares voting as a separate class. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Class B ordinary shares will be automatically converted into the same number of Class A ordinary shares under certain circumstances, including any transfer of Class B ordinary shares by the holder thereof to any person or entity which is not an affiliate of such holder.
Effective November 25, 2020, the Board of Directors approved conversion of 45,000,000 Class B ordinary shares into 45,000,000 Class A ordinary shares.
On May 3, 2021, the Company issued 13,492,065 ADSs (202,380,975 Class A ordinary shares) to certain institutional investors for RMB1,029,455, net of issuance cost. The Company also issued to the investors warrants to purchase up to an aggregate of 4,047,620 ADSs (60,714,300 Class A ordinary shares). Also, the Company issued warrants to two placement agents, which entitles them to purchase up to an aggregate of 674,603 ADSs (10,119,045 Class A ordinary shares). The Company classified the warrants as warrant liability and the fair value of the warrant liability was RMB258,782 as of the issuance date, the residual proceeds of RMB770,673 was allocated to the Company’s ordinary shares. (Note 13)

As of December 31, 2021, the authorized ordinary shares are 1,000,000,000,000, of which 2,804,138,492 shares were issued and 2,577,386,552 shares were outstanding. These outstanding shares consist of (1) 2,265,762,108 Class A ordinary shares and (2) 311,624,444 Class B ordinary shares, which were held by the Chairman and CEO of the Company.